Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Each Segments' Revenue and Net Income

The following tables present the summary of each segments’ revenue and net income:

	2023	2024	2025

SEGMENT REVENUE	1,953,068	2,586,381	4,101,961
Payments	478,684	587,097	658,726
Marketplace	448,223	732,943	1,931,472
Fintech	1,026,721	1,281,827	1,542,934
Intergroup	(560)	(15,486)	(31,171)

NET INCOME	848,770	1,056,834	1,067,707
Payments	308,901	381,607	433,001
Marketplace	247,955	348,400	279,773
Fintech	291,914	326,827	354,933

Summary of Share-based Compensation Expense

The following table presents the summary of share-based compensation expense by segments:

	2023	2024	2025

SHARE-BASED COMPENSATION	(20,859)	(16,963)	(15,476)
Payments	(7,200)	(6,436)	(6,087)
Marketplace	(2,335)	(2,432)	(3,435)
Fintech	(11,324)	(8,095)	(5,954)

Summary of Revenue, Net Income and Non-Current Assets by Geographical Market

The following tables present the summary of revenue, net income, and non-current assets (excluding financial instruments, goodwill, deferred tax assets and other financial assets) by geographical market:

	2023	2024	2025

SEGMENT REVENUE	1,953,068	2,586,381	4,101,961
Kazakhstan & Other	1,953,068	2,586,381	3,070,369
Türkiye	—	—	1,031,592
NET INCOME	848,770	1,056,834	1,067,707
Kazakhstan & Other	848,770	1,056,834	1,160,725
Türkiye	—	—	(93,018)

	31 December	31 December
	2024	2025

NON-CURRENT ASSETS	284,909	719,037
Kazakhstan & Other	284,909	371,170
Türkiye	—	347,867